Trade and other payables	12 Months Ended
Dec. 31, 2020
Trade and other payables [Abstract]
Trade and other payables
21. Trade and other payables

	December 31,
	2020	2019 restated*
	US$’000	US$’000
Trade payables	23,595	22,489
Accrued expenses	65,705	55,066
Social security costs and other taxes	936	796
Trade and other payables	90,236	78,351
* see note 27

The accruals mainly consist of costs related to government revenue rebates due within one year, convertible note interest, term loan interest, royalty expenses, restructuring costs, clinical and R&D activities.